Acquisitions and Other Significant Business Activities (Schedule of Supplemental Pro Forma Information) (Details) - Solid Concepts Inc [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares
Business Acquisition [Line Items]
Net sales	$ 785,385
Net loss attributable to Stratasys Ltd.	$ (106,924)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted | $ / shares	$ (2.12)